IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 59.8
Stressed Value-at-Risk (one-day)	54.3
Incremental Risk Capital Charge (one-year)	450.2
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.1
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	68.6
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.3
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.8
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	47.4
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(111.8)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	51.4	$ 19.5	$ 21.0	$ 35.4	$ 24.3
Stressed Value-at-Risk (one-day)	76.6	44.9	43.5	60.8	52.6
Incremental Risk Capital Charge (one-year)	338.0	209.8	204.2	273.9	219.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.7	13.8	8.6	16.7	10.8
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	47.9	9.5	12.2	28.7	16.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.5	6.9	6.7	8.7	6.9
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	4.4	5.4	4.6	6.0
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	2.0	2.2	2.4	2.4
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	34.2	14.5	15.1	24.3	17.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(68.6)	$ (31.6)	$ (29.2)	$ (50.0)	$ (35.4)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	118.8
Stressed Value-at-Risk (one-day)	126.9
Incremental Risk Capital Charge (one-year)	481.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	32.9
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	109.3
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	32.4
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.4
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	55.3
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	20.0
Stressed Value-at-Risk (one-day)	49.9
Incremental Risk Capital Charge (one-year)	170.5
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.6
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 15.9